Investment Strategy - iShares MSCI Germany ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI Germany 25/50 Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of the large- and mid‑capitalization segments of the equity market in Germany. The Underlying Index is rebalanced quarterly using an optimization process that aims to minimize the constituent weight differences between the Underlying Index and the MSCI Germany Index. The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.
As of August 31, 2026, the Underlying Index had approximately 52 constituents, and a significant portion of the Underlying Index was represented by securities of companies in the financials, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80%
investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company’s Board of Directors (the “Board”) upon 60 days’ notice to shareholders.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI Inc. (the “Index Provider” or “MSCI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the MSCI Germany 25/50 Index (the “Underlying Index”), which is a free float-adjusted market capitalization-weighted index that is designed to measure the performance of the large- and mid‑capitalization segments of the equity market in Germany. The Underlying Index is rebalanced quarterly using an optimization process that aims to minimize the constituent weight differences between the Underlying Index and the MSCI Germany Index. The Underlying Index uses a capping methodology that limits the weight of any single “group entity” (constituents that MSCI determines have a control relationship) to a maximum of 25% of the Underlying Index weight, and the sum of all group entities with a weight above 5% to an aggregate of 50% of the Underlying Index weight. A group entity is a group of companies that operate as an affiliated corporate group but may separately issue listed securities. To determine “group entities,” MSCI analyzes financial accounts of listed companies holding stakes of 20% or more in other listed companies to determine whether these stakes are controlling in nature. In certain cases, even in the absence of consolidated accounts, MSCI may also consider two companies as belonging to the same group entity where there is reasonable evidence of control based on other information. All group entities are reviewed on an annual basis.

Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments intended to collectively have an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index. The Fund may use derivatives to gain or reduce exposure to the components of the Underlying Index or exposure to one or more market risk factors associated with such components. Subject to the limits described herein, the Fund may purchase and hold cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, and may also purchase and hold instruments not included in the Underlying Index when BFA believes that such instruments will help the Fund track the performance of the Underlying Index over time, including in light of expected liquidity or trading costs, anticipated additions to or deletions from the Underlying Index, or other reasons as determined by BFA.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]
In accordance with Rule 35d‑1 under the Investment Company Act of 1940, as amended (the “1940 Act”), under normal circumstances, the Fund will not invest less than 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in components of its Underlying Index. Investments in derivatives and other investments will be counted toward the Fund’s 80%
investment policy to the extent that they provide exposure to the components of its Underlying Index or exposure to one or more market risk factors associated with such components. The Fund’s 80% investment policy may be changed by the Company’s Board of Directors (the “Board”) upon 60 days’ notice to shareholders.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.